UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:   811-7264

Greater China Growth Portfolio

(Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts  02109

(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts  02109

(Name and Address of Agent for Service)

(617) 482-8260

(registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2005

Date of Reporting Period

Item 1. Reports to Stockholders

Greater China Growth Portfolio as of August 31, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks - 93.9%
Security	Shares	Value
China - 11.8%
Apparel and Accessories - 3.0%
Ports Design, Ltd.	4,211,500	$3,630,533
		$3,630,533
Auto Manufacturer - 1.4%
Denway Motors, Ltd.	4,825,000	$1,783,488
		$1,783,488
Consumer Electronics - 1.9%
GOME Electrical Appliances Holdings, Ltd.	3,696,000	$2,288,525
		$2,288,525
Food Catering Services - 1.1%
FU JI Food and Catering Services Holdings, Ltd.	1,371,000	$1,349,453
		$1,349,453
Oil Companies-Exploration & Production - 4.4%
CNOOC, Ltd.	3,310,000	$2,387,035
PetroChina Co., Ltd.	3,708,000	3,005,655
		$5,392,690
Total China (identified cost $10,317,738)		$14,444,689
Hong Kong - 47.8%
Security	Shares	Value
Apparel and Accessories - 1.2%
Prime Success International Group	3,914,000	$1,440,728
		$1,440,728
Audio / Video Products - 0.6%
Skyworth Digital Holdings, Ltd.(1)(2)(3)	4,636,000	$691,927
		$691,927
Banks - 4.5%
BOC Hong Kong Holdings, Ltd.	612,000	$1,236,851
Dah Sing Financial Holdings, Ltd.	171,200	1,127,682
HSBC Holdings PLC	197,731	3,191,595
		$5,556,128

Security	Shares	Value
Chemicals-Diversified - 2.2%
Kingboard Chemical Holdings, Ltd.	1,146,000	$2,690,954
		$2,690,954
Distribution / Wholesale - 4.2%
Esprit Holdings, Ltd.	699,000	$5,177,335
		$5,177,335
Diversified Operations - 10.9%
Hutchison Whampoa, Ltd.	114,000	$1,132,132
Jardine Matheson Holdings, Ltd.	283,804	4,711,146
NWS Holdings, Ltd.	1,147,000	1,864,445
Swire Pacific, Ltd. - Class A	464,000	4,427,917
Swire Pacific, Ltd. - Class B	660,000	1,230,451
		$13,366,091
Electric-Integrated - 2.5%
CLP Holdings, Ltd.	523,000	$3,054,905
		$3,054,905
Furniture and Appliances - 1.3%
Chitaly Holdings, Ltd.	2,560,000	$1,565,738
		$1,565,738
Gas Production & Distribution - 2.1%
Hong Kong and China Gas Co., Ltd.	1,316,000	$2,647,739
		$2,647,739
Hotels and Motels - 1.7%
Shangri-La Asia, Ltd.	1,175,156	$2,043,137
		$2,043,137
Printing - 3.1%
Vision Grande Group Holdings, Ltd.	6,640,000	$3,765,692
		$3,765,692
Real Estate Operating / Development - 4.3%
Hopewell Holdings, Ltd.	707,000	$1,822,293
Kerry Properties, Ltd.	1,261,683	3,436,655
		$5,258,948
Retail-Specialty and Apparel - 2.1%
Dickson Concepts International, Ltd.	1,539,120	$2,645,516
		$2,645,516

See notes to financial statements

Greater China Growth Portfolio as of August 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Telecommunications Services - 3.9%
China Mobile, Ltd.	1,113,000	$4,859,978
		$4,859,978
Transportation & Logistics - 3.2%
COSCO Pacific, Ltd.	1,004,000	$1,994,022
Integrated Distribution Services Group, Ltd.(2)	768,000	719,847
Pacific Basin Shipping, Ltd.	2,474,000	1,175,921
		$3,889,790
Total Hong Kong (identified cost $43,221,385)		$58,654,606
Taiwan - 34.3%
Security	Shares	Value
Banks - 0.7%
Bank of Kaohsiung	1,466,300	$894,844
		$894,844
Business Services-Miscellaneous - 2.5%
Taiwan Secom Co., Ltd.	976,000	$1,327,431
Test-Rite International Co.	2,516,010	1,693,986
		$3,021,417
Chemicals - 2.1%
Taiwan Fertilizer Co., Ltd.	2,121,000	$2,531,646
		$2,531,646
Computers - 2.4%
Acer, Inc.	1,532,503	$2,914,696
Benq Corp.	55,300	51,937
		$2,966,633
Electronic Components-Miscellaneous - 5.2%
Asia Optical Co., Inc.	384,000	$2,354,706
AU Optronics Corp.	1,960,910	2,919,541
Career Technology Co., Ltd.	932,803	1,134,317
		$6,408,564
Health and Personal Care - 1.6%
Johnson Health Tech Co., Ltd.	630,000	$1,962,137
		$1,962,137

Security	Shares	Value
Hotels and Motels - 0.9%
Formosa International Hotels Corp.	683,000	$1,086,544
		$1,086,544
Insurance - 2.8%
Cathay Financial Holding Co., Ltd.	1,283,000	$2,411,060
Shin Kong Financial Holding Co., Ltd.	1,189,604	1,085,207
		$3,496,267
Oil and Gas-Equipment and Services - 2.0%
Formosa Petrochemical Corp.	1,302,885	$2,430,514
		$2,430,514
Semiconductor Components / Integrated Circuits - 10.3%
MediaTek, Inc.	288,200	$2,459,316
Novatek Microelectronics Corp., Ltd.	409,731	1,739,562
Powerchip Semiconductor Corp.	3,765,000	2,322,396
Taiwan Semiconductor Manufacturing Co., Ltd.	2,985,141	4,911,809
United Microelectronics Corp.	1,906,000	1,155,298
		$12,588,381
Steel - 0.7%
China Steel Corp.	1,040,000	$903,730
		$903,730
Telecommunications Services - 3.1%
Chunghwa Telecom Co., Ltd.	881,000	$1,638,539
Far EasTone Telecommunications Co., Ltd.	1,768,300	2,224,548
		$3,863,087
Total Taiwan (identified cost $39,598,391)		$42,153,764
Total Common Stocks (identified cost $93,137,514)		$115,253,059
Total Investments - 93.9% (identified cost $93,137,514)		$115,253,059
Other Assets, Less Liabilities - 6.1%		$7,504,780
Net Assets - 100.0%		$122,757,839

(1)  Restricted security.

(2)  Non-income producing security.

(3)  Fair Valued by the Adviser.

See notes to financial statements

Greater China Growth Portfolio as of August 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Top Ten Holdings
Company	Industry Sector	Percentage of Net Assets	Value
Esprit Holdings, Ltd.	Distribution/Wholesale	4.2%	$5,177,335
Taiwan Semiconductor Semiconductor Components/ Manufacturing Co., Ltd.	Integrated Circuits	4.0	4,911,809
China Mobile, Ltd.	Telecommunications Services	4.0	4,859,978
Jardine Matheson Holdings, Ltd.	Diversified Operations	3.8	4,711,146
Swire Pacific, Ltd. - Class A	Diversified Operations	3.6	4,427,917
Vision Grande Group Holdings, Ltd.	Printing	3.1	3,765,692
Ports Design, Ltd.	Apparel and Accessories	3.0	3,630,533
Kerry Properties, Ltd.	Real Estate Operating/ Development	2.8	3,436,655
HSBC Holdings PLC	Banks	2.6	3,191,595
CLP Holdings, Ltd.	Electric - Integrated	2.5	3,054,905

Industry concentration - Below are the top ten industry sectors represented in the Portfolio of Investments
Company	Percentage of Net Assets	Value
Diversified Operations	10.9%	$13,366,091
Semiconductor Components/Integrated Circuits	10.3	12,588,381
Telecommunications Services	7.1	8,723,065
Banks	5.3	6,450,972
Electronic Components - Miscellaneous	5.2	6,408,564
Oil Companies - Exploration & Production	4.4	5,392,690
Real Estate Operating/Development	4.3	5,258,948
Distribution/Wholesale	4.2	5,177,335
Apparel and Accessories	4.1	5,071,261
Transportation & Logistics	3.2	3,889,790

See notes to financial statements

Greater China Growth Portfolio as of August 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2005

Assets
Investments, at value (identified cost, $93,137,514)	$115,253,059
Cash	3,998,658
Foreign currency, at value (identified cost, $1,218,629)	1,193,696
Receivable for investments sold	1,722,937
Interest and dividends receivable	765,708
Total assets	$122,934,058
Liabilities
Payable to affiliate for investment advisory fees	$78,258
Accrued expenses	97,961
Total liabilities	$176,219
Net Assets applicable to investors' interest in Portfolio	$122,757,839
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$100,679,369
Net unrealized appreciation (computed on the basis of identified cost)	22,078,470
Total	$122,757,839

Statement of Operations

For the Year Ended
August 31, 2005

Investment Income
Dividends (net of foreign taxes, $331,677)	$3,586,938
Interest	41,171
Total investment income	$3,628,109
Expenses
Investment adviser fee	$833,595
Administration fee	278,096
Trustees' fees and expenses	12,976
Custodian fee	278,362
Legal and accounting services	50,685
Miscellaneous	8,251
Total expenses	$1,461,965
Deduct - Reduction of custodian fee	$104,837
Reduction of investment adviser fee	43,413
Total expense reductions	$148,250
Net expenses	$1,313,715
Net investment income	$2,314,394
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$10,306,464
Foreign currency transactions	(20,112)
Net realized gain	$10,286,352
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$8,708,229
Foreign currency	45,563
Net change in unrealized appreciation (depreciation)	$8,753,792
Net realized and unrealized gain	$19,040,144
Net increase in net assets from operations	$21,354,538

See notes to financial statements

Greater China Growth Portfolio as of August 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2005	Year Ended August 31, 2004
From operations - Net investment income	$2,314,394	$1,579,151
Net realized gain from investment transactions and foreign currency transactions	10,286,352	12,075,709
Net change in unrealized appreciation from investments and foreign currency	8,753,792	289,720
Net increase in net assets from operations	$21,354,538	$13,944,580
Capital transactions - Contributions	$28,884,385	$39,805,742
Withdrawals	(22,937,162)	(30,123,035)
Net increase in net assets from capital transactions	$5,947,223	$9,682,707
Net increase in net assets	$27,301,761	$23,627,287
Net Assets
At beginning of year	$95,456,078	$71,828,791
At end of year	$122,757,839	$95,456,078

See notes to financial statements

Greater China Growth Portfolio as of August 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.27%	1.34%	1.43%	1.40%	1.29%
Net expenses after custodian fee reduction	1.18%	1.24%	1.25%	1.10%	1.08%
Net investment income	2.08%	1.70%	1.90%	0.81%	0.71%
Portfolio Turnover	79%	124%	114%	155%	35%
Total Return(1)	22.54%	20.02%	24.59%	(2.72)%	-
Net assets, end of year (000's omitted)	$122,758	$95,456	$71,829	$61,196	$79,118
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	1.31%
Expenses after custodian fee reduction	1.22%
Net investment income	2.04%

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Greater China Growth Portfolio as of August 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies in the China region. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2005 the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

C  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

Greater China Growth Portfolio as of August 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Other - Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2005 the adviser fee amounted to $833,595. Lloyd George Management (Bermuda) Limited has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research

Greater China Growth Portfolio as of August 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

services. For the year ended August 31, 2005, Lloyd George Management (Bermuda) Limited waived $43,413 of its advisory fee. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2005, the administrative fee amounted to $278,096. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $90,524,565 and $84,136,450, respectively, for the year ended August 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$93,137,514
Gross unrealized appreciation	$25,092,024
Gross unrealized depreciation	(2,976,479)
Net unrealized appreciation	$22,115,545

The unrealized depreciation on foreign currency is $37,075.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at August 31, 2005.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2005.

8  Restricted Securities

At August 31, 2005, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the

Greater China Growth Portfolio as of August 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Dates of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Skyworth Digital Holdings, Ltd.	10/08/04 - 10/20/04	4,636,000	$1,383,422	$691,927
			$1,383,422	$691,927

9  Interestholder Meeting (Unaudited)

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Edward K.Y. Chen	98%	2%
Benjamin C. Esty	98%	2%
Hon. Robert Lloyd George	98%	2%
James B. Hawkes	98%	2%
Samuel L. Hayes, III	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Norton H. Reamer	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

Greater China Growth Fund as of August 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Greater China Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Greater China Growth Portfolio (the Portfolio), including the portfolio of investments as of August 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, financial statements and supplementary data referred to above present fairly in all material respects, the financial position of Greater China Growth Portfolio as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 14, 2005

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Greater China Growth Portfolio (the "Portfolio") and its investment adviser, Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annaul approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustee considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Greater China Growth Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant universe of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Lloyd George's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets, including the use of an independent pricing service to value foreign securities that meet certain criteria, and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  The resources devoted to compliance efforts undertaken by Lloyd George on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's experience in managing equity funds investing in China region securities. The Special Committee noted that the investment adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment management team with first hand knowledge of country and market factors effecting China region securities in which the Portfolio invests. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range it deemed to be competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio, as well as Lloyd George's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Lloyd George as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates in providing administrative services for the Fund and the Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Greater China Growth Fund

INVESTMENT MANAGEMENT (Unaudited)

Fund Management. The Trustees of the Eaton Vance Growth Trust (the Trust) and Greater China Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Messrs. Chen, Kerr, Lloyd George and Ms. Chan is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company, LLC, "LGM" refers to Lloyd George Management (B.V.I.) Limited, and "Lloyd George" refers to Lloyd George Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)

James B. Hawkes 11/9/41	Trustee of the Trust; Trustee and Vice President of the Portfolio	Trustee of the Trust since 1989; Trustee and Vice President of the Portfolio since 1992	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 160 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV which are affiliates of the Trust and the Portfolio.	160	Director of EVC

Hon. Robert Lloyd George(2) 8/13/52	Trustee and President of the Portfolio	Since 1992	Chief Executive Officer of LGM and Lloyd George. Chairman of LGM. Mr. Lloyd George is an interested person because of his positions with LGM and Lloyd George, which are affiliates of the Portfolio.	5	None

Noninterested Trustee(s)

Edward K.Y. Chen (2) 1/14/45	Trustee of the Portfolio	Since 1992	President of Lingnan University in Hong Kong	5	Director of First Pacific Company, Asia Satellite Telecommunications Holdings Ltd. and Wharf Holdings Limited (property management and communications)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	151	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 1992 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	160	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	160	None

Eaton Vance Greater China Growth Fund

INVESTMENT MANAGEMENT (Unaudited) CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	160	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1996	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	160	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2003	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	160	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	151	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002(3)	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 64 registered investment companies managed by EVM or BMR.

Pamela Chan(2) 2/7/57	Vice President of the Portfolio	Since 2002	Director of Lloyd George. Officer of 1 registered investment company managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William Walter Raleigh Kerr(2) 8/17/50	Vice President of the Portfolio	Since 1992	Director, Finance Director and Chief Operating Officer of Lloyd George. Director of LGM. Officer of 4 registered investment companies managed by EVM or BMR.

Eaton Vance Greater China Growth Fund

INVESTMENT MANAGEMENT (Unaudited) CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 160 registered investment companies managed by EVM or BMR.

William J. Austin, Jr. 12/27/51	Treasurer of the Portfolio	Since 2002(3)	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Barbara Campbell 6/9/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  The business address for Ms. Chan and Messrs. Kerr and Lloyd George is 3808 One Exchange Square, Central, Hong Kong. The business address for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.

(3)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1992.

The SAI for the Fund includes additional information about the Trustees and Officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2004 and August 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	8/31/2004	8/31/2005

Audit Fees	$43,540	$43,975

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,400	$5,670

All Other Fees(3)	$0	$0

Total	$48,940	$49,645

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

During the registrant’s fiscal years ended August 31, 2004 and August 31, 2005, $35,000 was billed for each such fiscal year by the registrant’s principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the
“de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended August 31, 2004 and August 31, 2005; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principals accountant for the same time periods. For the last two fiscal years of the registrant, no non-audit fees were billed by the registrant’s principal accountant for services rendered to Lloyd George Investment Management (Bermuda) Limited, the registrant’s investment adviser.

Fiscal Years Ended	8/31/2004	8/31/2005

Registrant	$5,400	$5,670

Eaton Vance(1)	$342,084	$223,443

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.           Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	October 20, 2005

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	October 20, 2005